SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

06-02    GF     7000     4.7654       6.22	       Weeden & Co.
06-03   " "     8000     4.7734       6.13              " "
06-04   " "     5000     4.8190       6.22		  " "
06-05   " "     6500     4.7854       6.31		  " "
06-06   " "     8500     4.9512       6.29              " "
06-09   " "     5000     4.8900       6.28              " "
06-10   " "     7500     4.9200       6.25              " "
06-11   " "     6000     5.0022       6.32              " "
06-12   " "     4500     5.0793       6.33              " "
06-13   " "     7000     4.9971       6.34              " "
06-16   " "     6500     5.0600       6.43              " "
06-17   " "     1200     5.0700       6.43              " "
06-18   " "     1000     5.0600       6.38              " "
06-19   " "      800     5.0100       6.34              " "
06-20   " "     1500     4.9700       6.27              " "
06-23   " "     1000     4.9800       6.15              " "
06-24   " "     1400     4.9200       6.13              " "
06-25   " "     1000     4.9800       6.12              " "
06-26   " "     2000     5.0300       6.11              " "
06-27   " "     1500     5.0000       6.12              " "
06-30   " "     1000     4.9200       6.20              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          7/7/03